DERIVATIVE VALUATION (Tables)	12 Months Ended
Dec. 31, 2025
SCHEDULE OF VALUATION METHODOLOGY AND SIGNIFICANT UNOBSERVABLE INCOME USED FOR THE COMPANY’S DERIVATIVE LIABILITY

The Company measured the Third and Fourth Tranche Notes using a Monte Carlo simulation valuation model using the following assumptions:

	Twelve months ended December 31, 2025
	Third Tranche Note	Fourth Tranche Note
Volume Weighted average stock price (“VWAP”)	0.65	0.65
Simulation Period	0.56	0.79
Expected Volatility	114.0%	119.7%
Credit risk-adjusted rate	20.9%	20.9%
Risk-free Rate	3.58%	3.53%

M2i Global Inc [Member]
SCHEDULE OF ACTIVITY IN THE DERIVATIVE LIABILITY ACCOUNT

During the year ended November 30, 2025, the Company had the following activity in the derivative liability account:

Derivative liability at December 1, 2024	$-
Initial recognition of derivative liability	641,447
(Gain) loss on change in fair value	(260,008)
Derivative liability at November 30, 2025	$381,439

SCHEDULE OF VALUATION METHODOLOGY AND SIGNIFICANT UNOBSERVABLE INCOME USED FOR THE COMPANY’S DERIVATIVE LIABILITY

A summary of quantitative information with respect to valuation methodology and significant unobservable income used for the Company’s derivative liability that are categorized within Level 3 of fair value hierarchy for the year ended November 30, 2025 is as follows:

Stock price at valuation date	$0.10-0.11
Risk free interest rate	4.05%-4.15%
Stock volatility factor	200%
Contractual terms (in years)	0.08 – 0.33